Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 11,338,828	$ 22,706,586
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	7,606,450	13,738,391
Renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 3,732,378	8,893,362
Recoveries [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs		$ 74,833